DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS AND GOING CONCERN	11 Months Ended
Dec. 31, 2021
CIK 0001844840 Artisan Acquisition Corp
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS AND GOING CONCERN

NOTES TO FINANCIAL STATEMENTS

NOTE 1. DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS AND GOING CONCERN

Artisan Acquisition Corp. (the “Company” or “Artisan”) is a blank check company incorporated in the Cayman Islands on February 2, 2021. The Company was formed for the purpose of entering into a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses or entities (a “Business Combination”). The Company is not limited to a particular industry or geographic region for purposes of consummating a Business Combination. The Company is an early stage and emerging growth company and, as such, the Company is subject to all of the risks associated with early stage and emerging growth companies.

As of December 31, 2021, the Company had not commenced any operations. All activity for the period from February 2, 2021 (inception) through December 31, 2021 relates to the Company’s formation, the initial public offering (“Initial Public Offering”), which is described below, and since the closing of the Initial Public Offering, the search for a prospective initial Business Combination. The Company will not generate any operating revenues until after the completion of a Business Combination, at the earliest. The Company will generate non-operating income in the form of interest income from the proceeds derived from the Initial Public Offering. The Company has selected December 31 as its fiscal year end.

The registration statement for the Company’s Initial Public Offering was declared effective on May 13, 2021. On May 18, 2021, the Company consummated the Initial Public Offering of 30,000,000 units (the “Units” and, with respect to the Class A ordinary shares included in the Units sold, the “Public Shares”), at $10.00 per Unit, generating gross proceeds of $300,000,000, which is discussed in Note 3.

Simultaneously with the closing of the Initial Public Offering, the Company consummated the sale of 5,333,333 warrants (the “Private Placement Warrants”) at a purchase price of $1.50 per Private Placement Warrant in a private placement to Artisan LLC (the “Sponsor”), generating gross proceeds of $8,000,000, which is discussed in Note 4.

The Company had granted the underwriters in the Initial Public Offering (the “Underwriters”) a 45-day option to purchase up to 4,500,000 additional Units to cover over-allotments, if any. On May 25, 2021, the Underwriters partially exercised the over-allotment option and purchased an additional 3,934,235 Units (the “Over-Allotment Units”), generating gross proceeds of $39,342,350.

Simultaneously with the closing of the exercise of the over-allotment option, the Company consummated the sale of 524,565 additional Private Placement Warrants at a purchase price of $1.50 per Private Placement Warrant in a private placement to the Sponsor, generating gross proceeds of $786,847.

Upon closing of the Initial Public Offering and the sale of the Private Placement Warrants and the Over-Allotment Units, a total of $339,342,350 ($10.00 per Unit) from the net proceeds of the sale of the Units in the Initial Public Offering and the exercise of the over-allotment option and the sale of the Private Placement Warrants was placed in a trust account (the “Trust Account”), invested in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act of 1940, as amended (the “Investment Company Act”), with maturities of 185 days or less, or in any open-ended investment company that holds itself out as a money market fund meeting the conditions of Rule 2a-7 of the Investment Company Act, as determined by the Company, until the earlier of: (i) the consummation of a Business Combination or (ii) the distribution of the funds in the Trust Account to the Company’s shareholders, as described below.

The Company’s management has broad discretion with respect to the specific application of the net proceeds of the Initial Public Offering and the sale of the Private Placement Warrants, although substantially all of the net proceeds are intended to be applied generally toward consummating a Business Combination. There is no assurance that the Company will be able to complete a Business Combination successfully. The Company must complete a Business Combination with one or more target businesses that together have an aggregate fair market value of at least 80% of the value of the Trust Account (excluding the deferred underwriting commissions and taxes payable on income earned on the Trust Account) at the time of the agreement to enter into an initial Business Combination. The Company will only complete a Business Combination if the post-transaction company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act of 1940, as amended (the “Investment Company Act”).

The Company will provide its holders of the outstanding Public Shares (the “public shareholders”) with the opportunity to redeem all or a portion of their Public Shares upon the completion of a Business Combination either (i) in connection with a shareholder meeting called to approve the Business Combination or (ii) by means of a tender offer. The decision as to whether the Company will seek shareholder approval of a Business Combination or conduct a tender offer will be made by the Company, solely in its discretion. The public shareholders will be entitled to redeem their Public Shares for a pro rata portion of the amount then in the Trust Account (initially anticipated to be $10.00 per Public Share, plus any pro rata interest earned on the funds held in the Trust Account and not previously released to the Company to pay its tax obligations). There will be no redemption rights upon the completion of a Business Combination with respect to the Company’s warrants. The Public Shares subject to redemption will be recorded at redemption value and classified as temporary equity upon the completion of the Initial Public Offering in accordance with the Financial Accounting Standards Board’s (“FASB”) Accounting Standards Codification (“ASC”) Topic 480, Distinguishing Liabilities from Equity (“ASC 480”).

The Company will proceed with a Business Combination only if the Company has net tangible assets of at least $5,000,001 either prior to or upon such consummation of a Business Combination and, if the Company seeks shareholder approval, a majority of the shares voted are voted in favor of the Business Combination. If a shareholder vote is not required by law and the Company does not decide to hold a shareholder vote for business or other reasons, the Company will, pursuant to its amended and restated memorandum and articles of association (the “Amended and Restated Memorandum and Articles of Association”), conduct the redemptions pursuant to the tender offer rules of the U.S. Securities and Exchange Commission (“SEC”) and file tender offer documents with the SEC prior to completing a Business Combination. If, however, shareholder approval of the transaction is required by law, or the Company decides to obtain shareholder approval for business or other reasons, the Company will offer to redeem shares in conjunction with a proxy solicitation pursuant to the proxy rules and not pursuant to the tender offer rules. If the Company seeks shareholder approval in connection with a Business Combination, the Sponsor has agreed to vote its Founder Shares (as defined in Note 5) and any Public Shares purchased during or after the Initial Public Offering in favor of approving a Business Combination. Additionally, each public shareholder may elect to redeem their Public Shares irrespective of whether they vote for or against the proposed transaction or don’t vote at all.

Notwithstanding the above, if the Company seeks shareholder approval of a Business Combination and it does not conduct redemptions pursuant to the tender offer rules, the Amended and Restated Memorandum and Articles of Association provides that a public shareholder, together with any affiliate of such shareholder or any other person with whom such shareholder is acting in concert or as a “group” (as defined under Section 13 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”)), will be restricted from redeeming its shares with respect to more than an aggregate of 15% or more of the Public Shares, without the prior consent of the Company.

The Sponsor has agreed to waive (i) redemption rights with respect to its Founder Shares and Public Shares held by it in connection with the completion of a Business Combination, (ii) redemption rights with respect to any Founder Shares and Public Shares held by it in connection with a shareholder vote to amend the Amended and Restated Memorandum and Articles of Association to modify the substance or timing of the Company’s obligation to allow redemption in connection with an initial Business Combination or to redeem 100% of its Public Shares if the Company does not complete an initial Business Combination within 24 months from the closing of the Initial Public Offering or with respect to any other material provision relating to shareholders’ rights and (iii) rights to liquidating distributions from the Trust Account with respect to any Founder Shares held if the Company fails to complete an initial Business Combination within 24 months from the closing of the Initial Public Offering. However, if the Sponsor acquires Public Shares in or after the Initial Public Offering, such Public Shares will be entitled to liquidating distributions from the Trust Account if the Company fails to complete a Business Combination within 24 months from the closing of the Initial Public Offering.

The Company will have until 24 months from the closing of the Initial Public Offering to complete a Business Combination (the “Combination Period”). If the Company is unable to complete a Business Combination within the Combination Period, the Company will (i) cease all operations except for the purpose of winding up; (ii) as promptly as reasonably possible but no more than ten business days thereafter, redeem the Public Shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest earned on the funds held in the Trust Account and not previously released to the Company to pay income taxes, if any (less up to $100,000 of interest to pay dissolution expenses) divided by the number of the then-outstanding Public Shares, which redemption will completely extinguish public shareholders’ rights as shareholders (including the right to receive further liquidation distributions, if any); and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the Company’s remaining shareholders and board of directors, liquidate and dissolve, subject in each case to the Company’s obligations under Cayman Islands law to provide for claims of creditors and the requirements of other applicable law. There will be no redemption rights or liquidating distributions with respect to the Company’s warrants, which will expire worthless if the Company fails to complete a Business Combination within the Combination Period.

The underwriters have agreed to waive their rights to their deferred underwriting commission (see Note 6) held in the Trust Account in the event the Company does not complete a Business Combination within the Combination Period and, in such event, such amounts will be included with the other funds held in the Trust Account that will be available to fund the redemption of the Public Shares. In the event of such distribution, it is possible that the per share value of the assets remaining available for distribution will be less than the Initial Public Offering price per Unit ($10.00).

In order to protect the amounts held in the Trust Account, the Sponsor has agreed that it will be liable to the Company if and to the extent any claims by a third party for services rendered or products sold to the Company (other than the Company’s independent registered public accounting firm), or a prospective target business with which the Company has discussed entering into a transaction agreement, reduce the amounts in the Trust Account to below the lesser of (i) $10.00 per Public Share and (ii) the actual amount per Public Share held in the Trust Account as of the date of the liquidation of the Trust Account if less than $10.00 per Public Share due to reductions in the value of the trust assets, in each case net of the interest that may be withdrawn to pay tax obligations, provided that such liability will not apply to any claims by a third party or prospective target business that executed a waiver of any and all rights to seek access to the Trust Account nor will it apply to any claims under the indemnity of the underwriters of the Initial Public Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”). The Company will seek to reduce the possibility that the Sponsor will have to indemnify the Trust Account due to claims of creditors by endeavoring to have all vendors, service providers (other than the Company’s independent registered public accounting firm), prospective target businesses or other entities with which the Company does business, execute agreements with the Company waiving any right, title, interest or claim of any kind in or to monies held in the Trust Account.

Business Combination Agreement

On September 15, 2021, (i) the Company, (ii) Prenetics Global Limited, a Cayman Islands exempted company (“PubCo”), (iii) AAC Merger Limited, a Cayman Islands exempted company and a direct wholly owned subsidiary of PubCo (“Merger Sub 1”), (iv) PGL Merger Limited, a Cayman Islands exempted company and a direct wholly owned subsidiary of PubCo (“Merger Sub 2,” and together with Merger Sub 1 the “Merger Subs”) and (v) Prenetics Group Limited, a Cayman Islands exempted company (“Prenetics”), entered into a Business Combination Agreement (as it may be amended, supplemented or otherwise modified from time to time, the “BCA”).

The BCA and the transaction contemplated thereby were unanimously approved by the board of directors of each of Artisan and Prenetics.

The BCA provides for, among other things, the following transactions: (i) Artisan will merge with and into Merger Sub 1, with Merger Sub 1 being the surviving entity in the merger, and, after giving effect to such merger, continuing as a wholly owned subsidiary of PubCo (the “Initial Merger”), and (ii) following the Initial Merger, Merger Sub 2 will merge with and into Prenetics, with Prenetics being the surviving entity in the merger, and, after giving effect to such merger, continuing as a wholly owned subsidiary of PubCo (the “Acquisition Merger”). The Initial Merger, the Acquisition Merger and the other transactions contemplated by the BCA are hereinafter referred to as the “Business Combination.”

The Business Combination is subject to customary closing conditions, including, without limitation, the required approval by Artisan’s shareholders.

Subject to, and in accordance with, the terms and conditions of the BCA, in connection with the Initial Merger, (i) every issued and outstanding Class A and Class B ordinary share of Artisan will automatically be cancelled in exchange for one PubCo Class A ordinary share and (ii) each issued and outstanding warrant of Artisan will cease to exist and be assumed by PubCo and converted automatically into a warrant to purchase one PubCo Class A ordinary share on substantially the same terms (the “Warrants”).

Subject to, and in accordance with, the terms and conditions of the BCA, in connection with the Acquisition Merger, (i) (a) each issued and outstanding ordinary share and preferred share in Prenetics (other than any shares of Prenetics held by Mr. Danny Yeung) immediately prior to the effective time of the Acquisition Merger will automatically be cancelled in exchange for such number of PubCo Class A ordinary shares that is equal to the Exchange Ratio (as described below and more fully defined in the BCA) and (b) each issued and outstanding ordinary share and preferred share in Prenetics held by Mr. Danny Yeung immediately prior to the effective time of the Acquisition Merger will automatically be cancelled in exchange for such number of PubCo Class B ordinary shares that is equal to the Exchange Ratio; and (ii) (a) each Prenetics restricted share unit (other than any Prenetics restricted share unit held by Mr. Danny Yeung) outstanding immediately prior to the effective time of the Acquisition Merger will automatically be assumed by PubCo and converted into an award of PubCo restricted share units representing the right to receive PubCo Class A Ordinary Shares under the Incentive Equity Plan (as defined below) equal to the product of (x) the number of Prenetics ordinary shares subject to such Prenetics restricted share unit and (y) the Exchange Ratio and (b) each Prenetics restricted share unit held by Mr. Danny Yeung outstanding immediately prior to the effective time of the Acquisition Merger will automatically be assumed by PubCo and converted into an award of PubCo restricted share units representing the right to receive PubCo Class B Ordinary Shares under the Incentive Equity Plan equal to the product of (x) the number of Prenetics ordinary shares subject to such Prenetics restricted share unit and (y) the Exchange Ratio.

The “Exchange Ratio” is a number determined by dividing the Price per Share (as described below and more fully defined in the BCA) by $10. “Price per Share” is defined in the BCA as the amount equal to $1,150,000,000 divided by such amount equal to (a) the aggregate number of Prenetics shares (i) that are issued and outstanding immediately prior to the effective time of Acquisition Merger and (ii) that are issuable upon the exercise of all Prenetics restricted share units, options, warrants, convertible notes and other equity securities of Prenetics that are issued and outstanding immediately prior to the effective time of Acquisition Merger minus (b) the Prenetics shares held by Prenetics or any of its subsidiaries (if applicable) as treasury shares.

PIPE Financing (Private Placement)

Concurrently with the execution of the BCA, certain investors (the “PIPE Investors”) entered into share subscription agreements (each, a “PIPE Subscription Agreement”), pursuant to which the PIPE Investors agreed to subscribe for and purchase PubCo Class A ordinary shares at $10.00 per share for an aggregate purchase price of $60,000,000 (the “PIPE Investment”). Pursuant the PIPE Subscription Agreements, the obligations of the parties to consummate the PIPE Investment are subject to the satisfaction or waiver of certain customary closing conditions of the respective parties, including, among others, (i) all conditions precedent under the BCA having been satisfied or waived (other than those to be satisfied at the closing of the Business Combination), (ii) the accuracy of representations and warranties in all material respects and (iii) material compliance with covenants.

Forward Purchase Agreements

On March 1, 2021, the Company entered into forward purchase agreements (the “Forward Purchase Agreements”) pursuant to which Aspex Master Fund (“Aspex”) and Pacific Alliance Asia Opportunity Fund L.P. (“PAG”) (referred to collectively as the “Anchor Investors”) have subscribed to purchase from the Company 6,000,000 Class A ordinary shares (the “Forward Purchase Shares”), plus an aggregate of 1,500,000 redeemable warrants to purchase one Class A ordinary share at $11.50 each (the “Forward Purchase Warrants”), for an aggregate amount of up to $60,000,000, or $10.00 per Class A ordinary share, in a private placement that will close concurrently with the closing of the Company’s initial Business Combination.

Concurrently with the execution of the BCA, the Anchor Investors entered into deeds of novation and amendment (each a “Deed of Novation and Amendment”), pursuant to which the Anchor Investors have agreed to replace their commitments to purchase the Class A ordinary shares and warrants of Artisan under the Forward Purchase Agreements with the commitment to purchase an aggregate of 6,000,000 PubCo Class A ordinary shares plus 1,500,000 redeemable PubCo warrants, for a purchase price of $10.00 per PubCo Class A ordinary share, as applicable, or $60,000,000 in the aggregate, in a private placement to close immediately prior to the closing of the Acquisition Merger.

Sponsor Support Agreement

Concurrently with the execution of the BCA, the Sponsor, Artisan, PubCo and certain directors and officer of Artisan listed thereto entered into a Sponsor support agreement and deed (the “Sponsor Support Agreement”), pursuant to which the Sponsor has agreed to, among other things, (i) vote all Artisan shares held by Sponsor in favor of the transactions contemplated by the BCA and the other transaction documents and the related transaction proposals, (ii) vote against any proposals that would or would be reasonably likely to in any material respect impede the transactions contemplated by the BCA or any related transaction proposal, (iii) not transfer any share of Artisan until termination of the Sponsor Support Agreement, (iv) waive or not otherwise perfect any anti-dilution or similar protection with respect to any Class B ordinary shares of Artisan, (v) not elect to have any share of Artisan redeemed in connection with the Business Combination, and (vi) release Artisan, PubCo, Prenetics, and their respective subsidiaries from and against any and all actions, obligations, agreements, debts and liabilities whatsoever, whether known or unknown, both at law and in equity, which Artisan or any of its affiliates now has, has ever had or may hereafter have against Artisan, PubCo, Prenetics, and their respective subsidiaries arising on or prior to the closing or on account of or arising out of any matter occurring on or prior to the closing, except for claims with respect to the BCA, the ancillary documents to the BCA, and certain rights to indemnification or fee reimbursement. Each of the Sponsor and the independent directors of Artisan has also agreed, within certain periods of time from the closing of the Business Combination and subject to certain exceptions, not to sell, transfer, tender, grant, pledge, assign or otherwise dispose of (including by gift, tender or exchange offer, merger or operation of law), encumber, hedge or utilize a derivative to transfer the economic interest in any of the PubCo Class A ordinary shares and PubCo Warrants (as applicable) acquired in connection with the Initial Merger and PubCo Class A ordinary shares received upon the exercise of any PubCo warrants (as applicable).

Registration Rights Agreement

Concurrently with the execution of the BCA, Artisan, PubCo, the Sponsor and certain securityholders of Prenetics (the “Prenetics Holders”) entered into a registration rights agreement (the “Registration Rights Agreement”), pursuant to which, among other things, PubCo agreed to undertake certain resale shelf registration obligations in accordance with the U.S. Securities Act of 1933, as amended (the “Securities Act”) and the Sponsor and the Prenetics Holders have been granted customary demand and piggyback registration rights.

Shareholder Support Agreements

Concurrently with the execution of the BCA, Artisan, PubCo, Prenetics and certain shareholders of Prenetics entered into shareholder support agreements and deeds (the “Shareholder Support Agreements”), pursuant to which each such shareholder of Prenetics has agreed to, among other things, (i) vote all Prenetics shares held by such shareholder in favor of the transactions contemplated by the BCA and the other transaction documents, (ii) vote against any proposals that would or would be reasonably likely to in any material respect impede the transactions contemplated by the BCA, (iii) not transfer any share of Prenetics until termination of the Shareholder Support Agreement, and (iv) within certain periods of time from the closing of the Business Combination and subject to certain exceptions, not sell, transfer, tender, grant, pledge, assign or otherwise dispose of (including by gift, tender or exchange offer, merger or operation of law), encumber, hedge or utilize a derivative to transfer the economic interest in any of the shares of PubCo issued in connection with the Acquisition Merger or upon settlement of the restricted share units of PubCo.

Assignment, Assumption and Amendment Agreement

Concurrently with the execution of the BCA, Artisan, PubCo and Continental Stock Transfer & Trust Company (“Continental”) entered into an amendment (the “Assignment, Assumption and Amendment Agreement”) to that certain warrant agreement, dated May 13, 2021, by and between Artisan and Continental (the “Existing Warrant Agreement”), to be effective upon closing pursuant to which, among other things, Artisan will agree to assign all of its right, title and interest in the Existing Warrant Agreement to PubCo.

The foregoing descriptions of the Business Combination Agreement and ancillary agreements are qualified in their entirety by reference to the full text of the agreements, copies of which were filed with the SEC on a Current Report on Form 8-K dated September 15, 2021 and which are incorporated herein by reference.

Going Concern Consideration

As of December 31, 2021, the Company had $102,212 in cash held outside the Trust Account and a working capital deficit of $2,667,944. The Company has incurred and expects to continue to incur significant costs in pursuit of its acquisition plans. These conditions raise substantial doubt about the Company’s ability to continue as a going concern for a period of time within one year after the date that the financial statements are issued. Management plans to address this uncertainty through the Business Combination as discussed above. There is no assurance that the Company’s plans to consummate the Business Combination will be successful or successful within the Combination Period. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Risks and Uncertainties

Management continues to evaluate the impact of the COVID-19 pandemic on the industry and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position, results of its operations, and/or search for a target company, the specific impact is not readily determinable as of the date of these financial statements. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.